PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 34,276	$ 26,039
Accumulated depreciation	21,747	16,216
Depreciated cost	12,529	9,823
Depreciation expenses	4,119	3,249	$ 2,746
Computers, software, manufacturing, laboratory equipment and demonstration equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	25,445	20,036
Accumulated depreciation	16,508	12,765
Capitalized cost related to Enterprise Resource Planning systems		3,774
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	5,424	3,386
Accumulated depreciation	2,442	1,961
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	3,407	2,617
Accumulated depreciation	$ 2,797	$ 1,490